EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Summary of Expenses by Nature
The following employee benefits expenses are included in cost of sales, general and administrative expenses, and exploration expenses.

	Years ended December 31,
	2019	2018
Salaries, short-term incentives, and other benefits	$203.9	$210.2
Share-based compensation	8.8	8.0
Other	4.4	3.8
	$217.1	$222.0